MASTER TRUST - Schedule of Net Investment Gain (Details) - EBP 008 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total income	$ 641,965,151	$ 393,868,617
Less: Income allocated to Rockwell Automation 1165(e) Plan and Sensia 401(k) Savings Plan	(14,385,876)	(8,987,923)
Plan's income in the Master Trust	640,558,064	392,621,616
Master Trust
EBP, Master Trust [Line Items]
Interest	17,685,923	16,296,428
Dividends	9,494,578	8,982,897
Net appreciation in fair value of investments	627,763,439	376,330,214
Total income	$ 654,943,940	$ 401,609,539